Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Current assets
Cash	$ 63,265	$ 4,650	$ 36,363
Accounts receivable, net of allowance of $78,530, $78,530 and $27,097, respectively	40,947	29,441	20,043
Inventory, net of allowance of $794,703, $596,005 and $578,062, respectively	1,055,725	1,109,645	1,269,488
Prepaid expenses	520,800	20,800	12,025
Total current assets	1,680,737	1,164,536	1,337,919
Investment in marketable securities	9,920	9,920	9,920
Property and equipment, net of accumulated depreciation of $60,089, $54,988 and $39,536, respectively	464,960	470,061	485,513
Prepaid expenses	228,760	228,760
Right-of-use asset	29,000	39,000
Intangible website domains	16,250	16,250	6,250
Total assets	2,429,627	1,928,527	1,839,602
Current liabilities
Accounts payable	470,027	420,482	333,030
Customer deposits	77,842	36,705	64,735
Accrued expenses	124,376	121,876	17,612
Accrued expenses, Rayne Forecast Inc.	141,883	141,883	150,000
Accrued Interest	631,244	463,378	156,421
Accrued Interest, related party	348,928	327,484	241,710
Payroll and taxes payable, primarily related party	1,558,774	1,482,504	1,156,086
Lease liability	29,000	39,000
Notes payable	1,206,564	280,738	255,353
Convertible notes payable, net of discounts of $48,152, $622,134 and $1,067,949, respectively	3,327,659	3,348,599	1,112,651
Convertible note payable, related party	1,072,185	1,072,185	1,072,185
Derivative liability	3,404,101	5,649,412	3,012,597
Total current liabilities	12,392,583	13,384,246	7,572,380
Notes payable	198,253	198,253
Convertible note payable, excluding current maturities, net of discount of $-0- and $291,681, respectively	175,000		145,541
Total liabilities	12,765,836	13,582,499	7,717,921
Commitments and contingencies (Note 8)
Stockholders' deficit
Preferred Stock, $0.0001 Par Value, 10,000,000 shares authorized, 1,824,000, 7,296,000 and 7,296,000 shares issued and outstanding, respectively	183	730	730
Common Stock, $0.0001 Par Value, 1,000,000,000 shares authorized, 445,103,046, 404,908,141 and 358,489,928 shares issued and outstanding, respectively	44,510	40,491	35,849
Additional paid-in capital	23,415,014	21,010,497	17,627,463
Accumulated deficit	(33,795,916)	(32,705,690)	(23,542,361)
Total stockholders' deficit	(10,336,209)	(11,653,972)	(5,878,319)
Total liabilities and stockholders' deficit	$ 2,429,627	$ 1,928,527	$ 1,839,602